United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 13, 2008

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$273,444,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Health Discovery Corp  com   42218r100            2   38,910 SH          sole                 38,910       0       0
Blast Energy Services  com   093440105            3   12,000 SH          sole                 12,000       0       0
BP PLC-Spons Adr       com   055622104          237    3,908 SH          sole                  3,908       0       0
General Electric Co.   com   369604103          367    9,920 SH          sole                  9,920       0       0
Pepsico Inc            com   713448108          466    6,455 SH          sole                  6,455       0       0
Exxon Mobil Corp       com   30231g102        1,471   17,397 SH          sole                 17,397       0       0
Masco Corp             com   574599106        4,143  208,947 SH          sole                208,947       0       0
Time Warner Inc        com   887317105        4,176  297,828 SH          sole                297,828       0       0
Sysco Corp.            com   871829107        4,253  146,568 SH          sole                146,568       0       0
Mercury General Corp   com   589400100        4,466  100,790 SH          sole                100,790       0       0
Microsoft Corp         com   594918104        4,744  167,156 SH          sole                167,156       0       0
Wyeth                  com   983024100        5,928  141,962 SH          sole                141,962       0       0
Burlington Northern    com   12189t104        6,128   66,445 SH          sole                 66,445       0       0
Allstate Corp          com   020002101        7,654  159,250 SH          sole                159,250       0       0
Progressive Corp       com   743315103        8,901  553,890 SH          sole                553,890       0       0
Pfizer, Inc.           com   717081103        9,071  433,409 SH          sole                433,409       0       0
Anheuser-Busch Cos In  com   035229103       10,411  219,412 SH          sole                219,412       0       0
Intel Corp             com   458140100       11,291  533,101 SH          sole                533,101       0       0
Berkshire Hathaway     com   084670207       11,759    2,629 SH          sole                  2,629       0       0
Johnson & Johnson      com   478160104       11,815  182,138 SH          sole                182,138       0       0
Unitedhealth Group In  com   91324p102       12,272  357,156 SH          sole                357,156       0       0
Amgen Inc              com   031162100       12,966  310,349 SH          sole                310,349       0       0
McGraw-Hill Co.        com   580645109       14,212  384,634 SH          sole                384,634       0       0
Time Warner Cable-A    com   88732j108       14,893  596,200 SH          sole                596,200       0       0
Hershey Foods Corp     com   427866108       14,988  397,870 SH          sole                397,870       0       0
American Express Co    com   025816109       15,162  346,802 SH          sole                346,802       0       0
Moody's Corp           com   615369105       15,284  438,820 SH          sole                438,820       0       0
Home Depot Inc         com   437076102       15,472  553,165 SH          sole                553,165       0       0
Comcast Corp           com   20030n200       15,600  822,336 SH          sole                822,336       0       0
Legg Mason Inc         com   524901105       17,219  307,590 SH          sole                307,590       0       0
Wal-Mart Stores        com   931142103       18,090  343,386 SH          sole                343,386       0       0